VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.4%
Arizona: 2.9%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/31 (c)	$400	$430,097
California: 31.2%
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	275	284,564
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/31	475	570,527
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/25 (c)	250	280,909
Orange County Local Transportation Authority, Measure M2 Sales Tax (RB) 5.00%, 02/15/23	250	261,264
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/29	370	445,264
State of California (GO) 5.00%, 08/01/27	300	356,041
State of California (GO) (SAW) 5.00%, 12/01/30 (c)	250	308,859
State of California, Various Purpose (GO)
5.00%, 02/01/22 (c)	265	265,000
5.00%, 02/01/25 (c)	410	453,642
University of California, Series BB (RB) 5.00%, 05/15/29 (c)	250	304,273
University of California, Series BH (RB) 4.00%, 05/15/31 (c)	280	320,122
Val Verde Unified School District, Series A (GB) 2.75%, 08/01/28	720	709,549
		4,560,014
Connecticut: 1.9%
State of Connecticut, Series A (GO) 4.00%, 04/15/28 (c)	250	282,966
Massachusetts: 6.4%
Commonwealth of Massachusetts (GO) 5.00%, 11/01/24	360	397,940
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue (RB) 5.00%, 06/15/24 (c)	250	272,924
	Par (000’s)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Mass General Brigham Issue, Series A-2 (RB) (SAW) 5.00%, 07/01/23	$255	$270,024
		940,888
Minnesota: 1.8%
State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 08/01/22	250	255,696
Nevada: 1.8%
Truckee Meadows Water Authority (RB) 5.00%, 07/01/23	250	264,912
New York: 28.6%
City of New York, Series B-1 (GO) 5.00%, 10/01/27 (c)	250	293,798
Metropolitan Transportation Authority, Series B (RB)
4.25%, 11/15/22 (c)	330	337,319
4.25%, 11/15/22 (c)	350	358,180
Nassau County Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/24	250	277,190
New York City Transitional Finance Authority Future Tax, Series B-1 (RB) 5.00%, 08/01/24 (c)	300	325,750
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/25 (c)	250	275,990
New York City Water & Sewer System, Series BB (RB) 5.00%, 12/15/22 (c)	255	264,638
New York State Dormitory Authority (RB) 5.00%, 03/15/27 (c)	275	319,520
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	250	290,860
New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/25 (c)	250	277,728
New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB) 4.00%, 05/15/22	270	272,832
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	275	309,402

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VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
New York State Urban Development Corp., Personal Income, Series A (RB) 5.00%, 09/15/30 (c)	$250	$306,085
Triborough Bridge & Tunnel Authority (RB) 4.00%, 11/15/31 (c)	250	281,932
		4,191,224
North Carolina: 2.5%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	265	362,444
Ohio: 2.7%
County of Franklin OH (RB) 5.00%, 05/15/23 (c)	375	395,274
Oregon: 1.9%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	250	278,655
Pennsylvania: 7.6%
Commonwealth of Pennsylvania (GO) 5.00%, 03/15/23	250	261,775
	Par (000’s)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) (AGC) 3.70%, 04/01/27 (c)	$420	$442,272
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 06/01/31 (c)	330	400,927
		1,104,974
Washington: 7.3%
County of King, Washington Unlimited Tax (GO) 5.00%, 12/01/22	250	259,237
Energy Northwest, Columbia Generating Station Electric, Series A (RB) 5.00%, 07/01/22	285	290,476
Port of Seattle, Series B (RB) 5.00%, 08/01/22	250	255,505
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24 (c)	250	269,786
		1,075,004
Wisconsin: 1.8%
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 08/15/23 (c)	250	260,075
Total Municipal Bonds: 98.4% (Cost: $14,778,021)		14,402,223
Other assets less liabilities: 1.6%		232,648
NET ASSETS: 100.0%		$14,634,871

Definitions:

AGC	Assured Guaranty Corp.
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments by Sector	% of Investments	Value
Education	14.3%	$2,054,900
Health Care	10.9	1,572,382
Housing	3.1	442,272
Leasing	4.0	582,234
Local	5.8	833,945
Power	2.0	290,476
Special Tax	18.1	2,604,113
State	19.8	2,851,705
Transportation	18.3	2,640,646
Water & Sewer	3.7	529,550
	100.0%	$14,402,223
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